REVERSE RECAPITALIZATION (Details) $ in Thousands	Dec. 31, 2021 USD ($) director	Sep. 20, 2021 USD ($) manager director	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Reverse Recapitalization [Line Items]
Right to appoint, number of directors | director	3
Total number of directors | director	5
Cash and cash equivalents	$ 143,964		$ 29,265	$ 25,044
Other current assets	6,165		1,821
Other current liabilities	$ (7,473)		$ (6,090)
Nerdy LLC
Reverse Recapitalization [Line Items]
Number of board managers designated by Nerdy Inc. | manager		3
Number of board managers designated by holders of OpCo unit holders | manager		2
Legacy Nerdy Holders
Reverse Recapitalization [Line Items]
Right to appoint, number of directors | director		5
Total number of directors | director		7
Nerdy Inc.
Reverse Recapitalization [Line Items]
Cash and cash equivalents		$ 558,324
Other current assets		642
Other current liabilities		(41,760)
Total net assets		$ 517,206